Shareholders' equity and dividends	12 Months Ended
Dec. 31, 2022
Shareholders equity and dividends [Abstract]
Shareholders equity and dividends [text block]
20 Shareholders' equity and dividends
Number of
shares
NOK per value NOK USD
Share capital at 1 January 2022 3,257,687,707

2.50

8,144,219,267.50

1,163,987,792

Capital reduction (82,217,548) 2.50

(205,543,870.00) (21,951,527)
Share capital at 31 December 2022 3,175,470,159

2.50

7,938,675,397.50

1,142,036,265

Number of
shares
NOK per value Common Stock
Authorised and issued 3,175,470,159

2.50

7,938,675,397.50

Treasury shares
Share buy-back programme (42,619,172) 2.50

(106,547,930.00)
Employees share saving plan (10,908,717) 2.50

(27,271,792.50)
Total outstanding shares 3,121,942,270

2.50

7,804,855,675.00
Equinor ASA has only one class of shares and all shares have voting rights. The holders of shares are entitled to receive dividends as
and when declared and are entitled to one vote per share at the annual general meeting of the company.
Dividend
During 2022, dividend for the third and for the fourth quarter of 2021 and dividend for the first and second quarter of 2022 were
settled. Dividend declared but not yet settled is presented as dividends payable in the Consolidated balance sheet. The Consolidated
statement of changes in equity shows declared dividend in the period (retained earnings). Dividend declared in 2022 relates

to the
fourth quarter of 2021 and to the first three quarters of 2022.
On 7 February 2023, the board of directors proposed an ordinary cash dividend for the fourth quarter of 2022 of USD
0.30

per share
and an extraordinary cash dividend of USD 0.60

per share (subject to annual general meeting approval). The Equinor share will trade
ex-dividend 11 May 2023 on Oslo Børs and for ADR holders on New York Stock Exchange. Record date will be 12 May 2023 and payment date will be 25 May 2023.
At 31 December
(in USD million) 2022 2021
Dividends declared 7,549

2,041

USD per share or ADS 2.4000

0.6300

Dividends paid 5,380

1,797

USD per share or ADS 1.6800

0.5600

NOK per share 16.4837

4.8078
Accounting policies
Share buy-back
Where Equinor has either acquired own shares under a share buy-back programme or has placed an irrevocable order with a third
party for Equinor shares to be acquired in the market, such shares are reflected as a reduction in equity as treasury shares. Treasury
shares are not included in the weighted average number of ordinary shares outstanding in the calculation of Earnings per share. The
remaining outstanding part of an irrevocable order to acquire shares is accrued for and classified as Trade, other payables and provisions.
Share buy-back programme
The purpose of the share buy-back programme is to reduce the issued share capital of the company. All shares repurchased as part
of the programme will be cancelled. According to an agreement between Equinor and the Norwegian

State, the Norwegian State will
participate in share buy-backs on a proportionate basis, ensuring that its ownership interest in Equinor remains unchanged at
67%.
On 7 February 2023, the board proposed an annual share buy-back programme for 2023 with up to USD
6,000

million, including
shares to be redeemed from the Norwegian State, subject to authorisation from the annual general meeting. The annual share buy-
back programme is expected to be executed when Brent Blend oil price is in or above the range of
50 - 60

USD/bbl, Equinor’s net debt
to capital employed adjusted* stays within the communicated ambition of 15 - 30

% and this is supported by commodity prices.
On 7 February 2023, the board of directors resolved the commencement of the first tranche of the share buy-back programme for
2023 of a total of USD 1,000

million, including shares to be redeemed from the Norwegian State. The first tranche will end no later
than 24 March 2023
Number of shares 2022 2021
Share buy-back programme at 1 January 13,460,292

-

Purchase 56,290,671

13,460,292

Cancellation (27,131,791) -

Share buy-back programme at 31 December 42,619,172

13,460,292

Equity impact of share buy back programmes
(in USD million) 2022 2021
First tranche 330

Second tranche 440

Third tranche 605

-

Fourth tranche 605

-

Norwegian state share
1)
1,399

-

Total 3,380

1) Relates to the 2021 programme and first tranche of 2022 programme.
In February 2022, Equinor launched a share buy-back programme for 2022 of up to USD 5,000 million, where the first tranche of
around USD 1,000

million was finalised in March 2022. USD
330

million of the first tranche was acquired in the open market. The redemption of the proportionate share of 67 % from the Norwegian State was approved by the annual general meeting 11 May 2022 and settled in July 2022 as described below.
In May 2022, Equinor launched the second tranche of USD 1,333 million of the 2022 share buy-back programme of which USD

million was purchased in the open market. The acquisition of the second tranche in the open market was finalised in July 2022.
In July 2022, Equinor increased the target level of share buy-back for 2022 from USD 5,000 million up to USD
6,000

million and
launched the third tranche of USD 1,833

million. USD

million was purchased in the open market. The acquisition of the third tranche in the open market was finalised in October 2022.
In October 2022, Equinor launched the fourth and final tranche of the share buy-back programme for 2022 of USD
1,833

million. The
fourth tranche of USD 605

million (both acquired and remaining order) has been recognised as a reduction in equity as treasury
shares due to an irrevocable agreement with a third party. As of 31 December 2022, USD 495 million of the fourth tranche has been purchased in the open market, of which USD 475

million has been settled. The remaining order of the fourth tranche is accrued for and classified as Trade, other payables and provisions. The acquisition of the fourth tranche in the open market was finalised in
January 2023.
After having finalised the 2021 share buy-back programme as well as the first tranche of the 2022 share buy-back programme in the
market in the period 28 July 2021 to 25 March 2022, a proportionate share of 67 % from the Norwegian State was redeemed in accordance with an agreement with the Ministry of Trade, Industry and Fisheries for the Norwegian State to maintain their ownership
percentage in Equinor. The redemption was approved by the annual general meeting held on 11 May 2022. The shares were cancelled on 29 June 2022 and the liability of USD 1,399

million (NOK
13,496

million) to the Norwegian State was settled on 20 July
2022.
For the second, third and fourth tranche of the share buy-back programme of 2022, USD 3,350 million of shares from the Norwegian
State will, in accordance with an agreement with the Ministry of Trade, Industry and Fisheries, be redeemed at the annual general meeting in May 2023 in order for the Norwegian State to maintain its ownership share of
67 % in Equinor.
Employees share saving plan
Number of shares 2022 2021
Share saving plan at 1 January 12,111,104

11,442,491

Purchase 2,127,172

3,412,994

Allocated to employees (3,329,559) (2,744,381)
Share saving plan at 31 December 10,908,717

12,111,104
In 2022 and 2021 treasury shares were purchased and allocated to employees participating in the share saving plan for USD
72
million and USD 75

million, respectively. For further information, see note 8 Salaries and personnel expenses.